Shareholder Report, Average Annual Return (Details)	6 Months Ended	54 Months Ended	114 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	17.40%	7.36%
Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%	17.56%	7.03%
Thornburg Global Opportunities Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	18.85%	8.20%
Thornburg Global Opportunities Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%	18.28%	7.66%
Thornburg Global Opportunities Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	18.37%	7.76%
Thornburg Global Opportunities Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%	18.85%	8.19%
Thornburg Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	19.01%
Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	12.83%	6.17%
Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%	12.98%	5.85%
Thornburg International Equity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	14.22%	7.01%
Thornburg International Equity Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	13.66%	6.47%
Thornburg International Equity Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	13.89%	6.68%
Thornburg International Equity Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	13.83%	14.18%	6.96%
Thornburg International Equity Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	14.42%	7.18%
Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	12.76%
Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	12.98%
Thornburg Better World International Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	14.45%
Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.88%)	4.64%	3.76%
Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.52%)	4.67%	3.38%
Thornburg International Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.39%)	5.98%	4.62%
Thornburg International Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.86%)	5.46%	4.09%
Thornburg International Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.78%)	5.55%	4.19%
Thornburg International Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.40%)	5.99%	4.62%
Thornburg International Growth Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.30%)	6.10%	4.73%
Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.23%)	4.59%	2.15%
Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.53%)	4.71%	1.82%
Thornburg Developing World Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.76%	5.99%	3.04%
Thornburg Developing World Fund Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	5.98%	3.04%
Thornburg Developing World Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	6.10%	3.14%
Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.51%)	9.65%	5.98%
Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.05%)	9.66%	5.56%
Thornburg Small/Mid Cap Core Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.78%)	11.10%	6.87%
Thornburg Small/Mid Cap Core Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.13%)	10.70%	6.49%
Thornburg Small/Mid Cap Core Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.03%)	10.82%	6.59%
Thornburg Small/Mid Cap Core Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.79%)	11.10%	6.87%
Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.49%)	3.51%	4.56%
Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.18%)	3.56%	4.18%
Thornburg Small/Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.06%)	4.91%	5.47%
Thornburg Small/Mid Cap Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.51%)	4.39%	4.94%
Thornburg Small/Mid Cap Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.42%)	4.48%	5.04%
Thornburg Small/Mid Cap Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.05%)	4.91%	5.47%
Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	15.41%	6.94%
Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%	15.62%	6.64%
Thornburg Investment Income Builder Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	16.71%	16.75%	7.71%
Thornburg Investment Income Builder Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	15.99%	16.04%	7.05%
Thornburg Investment Income Builder Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	16.18%	7.16%
Thornburg Investment Income Builder Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	16.55%	16.63%	7.60%
Thornburg Investment Income Builder Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	16.79%	16.86%
Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%
Thornburg Summit Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	13.01%
Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%	3.11%	2.18%
Thornburg Ultra Short Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	3.61%	2.52%
Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%	(0.23%)	0.62%
Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	(0.25%)	0.46%
Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%
Thornburg Limited Term U.S. Government Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	0.37%	1.08%
Thornburg Limited Term U.S. Government Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	0.01%	0.71%
Thornburg Limited Term U.S. Government Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	(0.00%)	0.70%
Thornburg Limited Term U.S. Government Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%	0.32%	1.03%
Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	2.06%	2.05%
Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%	2.14%	1.98%
Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%
Thornburg Limited Term Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	2.65%	2.52%
Thornburg Limited Term Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	2.14%	2.02%
Thornburg Limited Term Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	2.14%	2.02%
Thornburg Limited Term Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%	2.67%	2.46%
Thornburg Limited Term Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	2.72%
Thornburg Core Plus Bond Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.27%
Thornburg Core Plus Bond Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%
Thornburg Core Plus Bond Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
Thornburg Core Plus Bond Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
Thornburg Core Plus Bond Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%
Thornburg Core Plus Bond Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%
Thornburg Core Plus Bond Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%	3.66%	3.04%
Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	3.87%	2.79%
Thornburg Strategic Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%	5.02%	3.89%
Thornburg Strategic Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	4.34%	3.32%
Thornburg Strategic Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	4.36%	3.31%
Thornburg Strategic Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	5.02%	3.90%
Thornburg Strategic Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%	5.09%
Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%	0.78%	0.72%
Thornburg Short Duration Municipal Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	1.29%	1.07%
Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.12%	0.55%	0.97%
Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%	0.58%	0.86%
Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%
Thornburg Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	1.08%	1.38%
Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.22%)	0.91%	1.43%
Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.92%	0.95%	1.28%
Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%
Thornburg Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	1.56%	1.90%
Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.46%	0.97%	1.46%
Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%	0.91%	1.22%
Thornburg Strategic Municipal Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	1.60%	1.90%
Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)	0.44%	0.73%
Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	0.46%	0.61%
Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%
Thornburg California Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%	1.00%	1.15%
Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.79%)	0.04%	0.87%
Thornburg New Mexico Intermediate Municipal Fund - Class D
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%	0.19%	0.83%
Thornburg New Mexico Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	0.77%	1.40%
Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.87%)	0.33%	0.95%
Thornburg New York Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	1.05%	1.48%
Thornburg Emerging Markets Managed Account Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.27%)
C 000259092 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.02%)
C 000259093 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%
Thornburg Municipal Managed Account Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
C 000161463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	2.84%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	18.49%	7.86%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	17.56%	7.03%
Without Sales Load [Member] | Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%	13.87%	6.66%
Without Sales Load [Member] | Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%	12.98%	5.85%
Without Sales Load [Member] | Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%	13.81%
Without Sales Load [Member] | Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	12.98%
Without Sales Load [Member] | Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.74%)	5.61%	4.24%
Without Sales Load [Member] | Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.68%)	4.67%	3.38%
Without Sales Load [Member] | Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%	5.57%	2.62%
Without Sales Load [Member] | Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.46%	4.71%	1.82%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.19%)	10.67%	6.47%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.10%)	9.66%	5.56%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.47%)	4.46%	5.04%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.29%)	3.56%	4.18%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%	16.48%	7.43%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	15.62%	6.64%
Without Sales Load [Member] | Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%
Without Sales Load [Member] | Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	3.44%	2.33%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	0.07%	0.77%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	(0.25%)	0.46%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%	2.36%	2.20%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%	2.14%	1.98%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%	4.63%	3.51%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	3.87%	2.79%
Without Sales Load [Member] | Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%	1.09%	0.87%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	0.86%	1.12%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	0.58%	0.86%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.81%	1.32%	1.64%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	0.95%	1.28%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%	1.38%	1.67%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	0.91%	1.22%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%	0.75%	0.88%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	0.46%	0.61%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%
Without Sales Load [Member] | Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	0.45%	1.08%
Without Sales Load [Member] | Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%	0.73%	1.15%
Index M S C I All Country World Net Total Return U S D Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%	8.84%
Index M S C I All Country World Net Total Return U S D Index 15 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%	8.84%
M S C I All Country World Net Total Return U S D Index 26 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%	8.84%
M S C I All Country World Net Total Return U S D Index 37 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%	8.84%
M S C I All Country World Net Total Return U S D Index 48 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%	8.84%
M S C I All Country World Net Total Return U S D Index 59 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%	8.84%
M S C I All Country World Net Total Return U S D Index 70 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 83 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 84 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 97 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 98 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
M S C I All Country Worldex U S A Net Total Return U S D Index 110 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 111 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
M S C I All Country Worldex U S A Net Total Return U S D Index 123 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 124 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
M S C I All Country Worldex U S A Net Total Return U S D Index 136 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 137 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
M S C I All Country Worldex U S A Net Total Return U S D Index 149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 150 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
M S C I All Country Worldex U S A Net Total Return U S D Index 162 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I E A F E Net Total Return U S D Index 163 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.40%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 175 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 187 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%
M S C I All Country Worldex U S A Net Total Return U S D Index 198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 225 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 226 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 239 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 251 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 264 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 265 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 277 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 290 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	8.11%	5.06%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 291 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	10.92%	4.98%
Index M S C I Emerging Markets Net Total Return U S D Index 303 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	7.94%	3.71%
Index M S C I Emerging Markets Net Total Return U S D Index 315 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	7.94%	3.71%
M S C I Emerging Markets Net Total Return U S D Index 326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	7.94%	3.71%
M S C I Emerging Markets Net Total Return U S D Index 337 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	7.94%	3.71%
M S C I Emerging Markets Net Total Return U S D Index 348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	7.94%	3.71%
Index Russell 2500 Index Total Return 361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Index Russell 3000 Index Total Return 362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Index Russell 2500 Index Total Return 375 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Index Russell 3000 Index Total Return 376 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Index Total Return 388 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Index Russell 3000 Index Total Return 389 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Index Total Return 401 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Index Russell 3000 Index Total Return 402 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Index Total Return 414 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Index Russell 3000 Index Total Return 415 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Index Total Return 427 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Index Russell 3000 Index Total Return 428 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Index Russell 2500 Growth Index Total Return 441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Index Russell 3000 Index Total Return 442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Index Russell 2500 Growth Index Total Return 455 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Index Russell 3000 Index Total Return 456 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Growth Index Total Return 468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Index Russell 3000 Index Total Return 469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Growth Index Total Return 481 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Index Russell 3000 Index Total Return 482 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Growth Index Total Return 494 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Index Russell 3000 Index Total Return 495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500 Growth Index Total Return 507 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Index Russell 3000 Index Total Return 508 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.18%	11.80%
Index Bloomberg U S Aggregate Total Return Value Index U S D 522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index M S C I World Net Total Return U S D Index 523 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
Index Thornburg Investment Income Builder Funds Blended Index 524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%	7.63%
Index Bloomberg U S Aggregate Total Return Value Index U S D 544 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index M S C I World Net Total Return U S D Index 545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
Index Thornburg Investment Income Builder Funds Blended Index 546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%	7.63%
Bloomberg U S Aggregate Total Return Value Index U S D 565 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index M S C I World Net Total Return U S D Index 566 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
Index Thornburg Investment Income Builder Funds Blended Index 567 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%	7.63%
Bloomberg U S Aggregate Total Return Value Index U S D 586 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index M S C I World Net Total Return U S D Index 587 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
Index Thornburg Investment Income Builder Funds Blended Index 588 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%	7.63%
Bloomberg U S Aggregate Total Return Value Index U S D 607 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index M S C I World Net Total Return U S D Index 608 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
Index Thornburg Investment Income Builder Funds Blended Index 609 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%	7.63%
Bloomberg U S Aggregate Total Return Value Index U S D 628 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index M S C I World Net Total Return U S D Index 629 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%	9.50%
Index Thornburg Investment Income Builder Funds Blended Index 630 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%	7.63%
Bloomberg U S Aggregate Total Return Value Index U S D 649 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)
Index M S C I World Net Total Return U S D Index 650 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	16.13%
Index Thornburg Investment Income Builder Funds Blended Index 651 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	11.95%
Index M S C I All Country World Net Total Return U S D Index 671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%
Index Thornburg Summit Funds Blended Index 672 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%
Index Bloomberg Global Aggregate Total Return Index Value Unhedged U S D 673 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
M S C I All Country World Net Total Return U S D Index 692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	15.18%
Index Thornburg Summit Funds Blended Index 693 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	8.43%
Index Bloomberg Global Aggregate Total Return Index Value Unhedged U S D 694 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	(1.38%)
Index Bloomberg U S Aggregate Total Return Value Index U S D 713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index I C E Bof A U S Treasury Bill Index 714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	2.56%	1.89%
Bloomberg U S Aggregate Total Return Value Index U S D 736 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index I C E Bof A U S Treasury Bill Index 737 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	2.56%	1.89%
Index Bloomberg U S Aggregate Total Return Value Index U S D 760 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 761 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.03%)	1.36%
Index Bloomberg U S Aggregate Total Return Value Index U S D 778 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.03%)	1.36%
Index Bloomberg U S Aggregate Total Return Value Index U S D 796 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 797 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%
Bloomberg U S Aggregate Total Return Value Index U S D 813 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 814 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.03%)	1.36%
Bloomberg U S Aggregate Total Return Value Index U S D 830 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 831 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.03%)	1.36%
Bloomberg U S Aggregate Total Return Value Index U S D 847 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 848 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.03%)	1.36%
Bloomberg U S Aggregate Total Return Value Index U S D 864 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	(0.03%)	1.36%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 882 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%	1.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 906 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%	1.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 907 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 930 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%
Index Bloomberg U S Aggregate Total Return Value Index U S D 931 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 953 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%	1.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 954 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 976 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%	1.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 977 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 999 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%	1.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 1022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%	1.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 1045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	0.86%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1046 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)
Index Bloomberg U S Aggregate Total Return Value Index U S D 1068 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1090 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1111 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1132 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1153 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1174 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1195 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1219 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1220 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%	1.83%
Index Thornburg Strategic Income Funds Blended Index 1221 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%	3.18%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1251 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%	1.83%
Index Thornburg Strategic Income Funds Blended Index 1253 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%	3.18%
Bloomberg U S Aggregate Total Return Value Index U S D 1282 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1283 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%	1.83%
Index Thornburg Strategic Income Funds Blended Index 1284 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%	3.18%
Bloomberg U S Aggregate Total Return Value Index U S D 1313 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1314 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%	1.83%
Index Thornburg Strategic Income Funds Blended Index 1315 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%	3.18%
Bloomberg U S Aggregate Total Return Value Index U S D 1344 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1345 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%	1.83%
Index Thornburg Strategic Income Funds Blended Index 1346 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%	3.18%
Bloomberg U S Aggregate Total Return Value Index U S D 1375 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1376 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%	1.83%
Index Thornburg Strategic Income Funds Blended Index 1377 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%	3.18%
Bloomberg U S Aggregate Total Return Value Index U S D 1406 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)
Index Bloomberg U S Universal Total Return Index Value Unhedged 1407 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	0.32%
Index Thornburg Strategic Income Funds Blended Index 1408 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	2.86%
Index I C E Bof A 13 Year U S Municipal Securities Index 1437 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	1.50%	1.38%
Index I C E Bof A U S Municipal Securities Index 1438 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
I C E Bof A 13 Year U S Municipal Securities Index 1458 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	1.50%	1.38%
Index I C E Bof A U S Municipal Securities Index 1459 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 110 Year U S Municipal Securities Index 1480 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	1.31%	1.70%
Index I C E Bof A U S Municipal Securities Index 1481 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 110 Year U S Municipal Securities Index 1502 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	1.31%	1.70%
Index I C E Bof A U S Municipal Securities Index 1503 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 110 Year U S Municipal Securities Index 1524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
Index I C E Bof A U S Municipal Securities Index 1525 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
I C E Bof A 110 Year U S Municipal Securities Index 1545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	1.31%	1.70%
Index I C E Bof A U S Municipal Securities Index 1546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 315 Year U S Municipal Securities Index 1567 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1568 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 315 Year U S Municipal Securities Index 1589 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1590 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 315 Year U S Municipal Securities Index 1611 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%
Index I C E Bof A U S Municipal Securities Index 1612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
I C E Bof A 315 Year U S Municipal Securities Index 1632 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1633 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A U S Municipal Securities Index 1653 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A U S Municipal Securities Index 1673 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
I C E Bof A U S Municipal Securities Index 1692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 110 Year U S Municipal Securities Index 1713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	1.31%	1.70%
Index I C E Bof A U S Municipal Securities Index 1714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 110 Year U S Municipal Securities Index 1735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	1.31%	1.70%
Index I C E Bof A U S Municipal Securities Index 1736 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 110 Year U S Municipal Securities Index 1757 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
Index I C E Bof A U S Municipal Securities Index 1758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
I C E Bof A 110 Year U S Municipal Securities Index 1778 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	1.31%	1.70%
Index I C E Bof A U S Municipal Securities Index 1779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 315 Year U S Municipal Securities Index 1800 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1801 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
I C E Bof A 315 Year U S Municipal Securities Index 1821 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1822 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
I C E Bof A 315 Year U S Municipal Securities Index 1842 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1843 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
Index I C E Bof A 315 Year U S Municipal Securities Index 1864 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
I C E Bof A 315 Year U S Municipal Securities Index 1885 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	1.23%	2.05%
Index I C E Bof A U S Municipal Securities Index 1886 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%	1.12%	2.18%
M S C I Emerging Markets Net Total Return U S D Index 1905 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
Bloomberg U S Aggregate Total Return Value Index U S D 1916 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.71%
Bloomberg U S Aggregate Total Return Value Index U S D 1943 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.71%
I C E Bof A U S Municipal Securities Index 1964 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
F T S E 1 Month Treasury Bill Local Currency Index 1984 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%	2.61%
Index I C E Bof A U S 1 Month Treasury Bill Index 1985 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	2.54%